BlackRock Funds II
BlackRock International Bond Portfolio
(the “Fund”)

Supplement dated August 30, 2011
to the Prospectus dated April 29, 2011

The following changes are made to the Fund’s Prospectus effective September 14, 2011:

The section in the Prospectus captioned “Fund Overview — Key Facts about BlackRock International Bond Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Scott Thiel	2011	Managing Director of BlackRock, Inc.

Yoni Saposh	2010	Director of BlackRock, Inc.

The section in the Prospectus captioned “Details about the Funds — How Each Fund Invests — BlackRock International Bond Portfolio — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND

The International Bond Portfolio is managed by a team of financial professionals. Scott Thiel and Yoni Saposh are the portfolio managers and are primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Management of the Funds — Portfolio Manager Information — International Bond Portfolio” is deleted in its entirety and replaced with the following:

The International Bond Portfolio is managed by a team of financial professionals. Scott Thiel and Yoni Saposh are the portfolio managers and are primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Scott Thiel	Responsible for the day-to-day	2011	Managing Director of BlackRock, Inc.
	management of the Fund.		since 2002; Deputy CIO of Fixed Income,
			Fundamental Portfolios, and Head of
			European and Non-US Fixed Income since
			2010; Co-head of Non-US Fixed Income
			Portfolio Management team since 2008.

Yoni Saposh	Responsible for the day-to-day	2010	Director of BlackRock, Inc. since 2008;
	management of the Fund.		Vice President of BlackRock, Inc. from
			2006 to 2007; Associate of BlackRock, Inc.
			from 2004 to 2005.

Shareholders should retain this Supplement for future reference.

ALLPR-IB-0811SUP